July 30, 2010

VIA ELECTRONIC FILING

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Meyers Capital Investments Trust, File Nos. 333-149195 and 811-22180

Ladies and Gentlemen:

On behalf of Meyers Capital Investments Trust, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (the "Amendment").  The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, with respect to the Meyers Capital Aggressive Growth Fund (the "Fund"), the sole series of the Trust.  The main purpose of the filing is to (i) provide updated financial information and (ii) conform the Fund's prospectus to the requirements of the new form N1-A statutory and summary prospectus requirements.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP